Offerings	May 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$8,000,000 6.00% Three-Month Puttable Cash Interest Notes
Amount Registered | shares	8,000,000
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$12,000,000 6.00% Three-Month Puttable Compound Interest Notes
Amount Registered | shares	12,000,000
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$8,000,000 6.25% Six-Month Puttable Cash Interest Notes
Amount Registered | shares	8,000,000
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$12,000,000 6.25% Six-Month Puttable Compound Interest Notes
Amount Registered | shares	12,000,000
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$5,000,000 6.50% Nine-Month Puttable Cash Interest Notes
Amount Registered | shares	5,000,000
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$5,000,000 6.50% Nine-Month Puttable Compound Interest Notes
Amount Registered | shares	5,000,000
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$15,000,000 6.75% Twelve-Month Puttable Cash Interest Notes
Amount Registered | shares	15,000,000
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$15,000,000 6.75% Twelve-Month Puttable Compound Interest Notes
Amount Registered | shares	15,000,000
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$10,000,000 7.00% Eighteen-Month Puttable Cash Interest Notes
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	$10,000,000 7.00% Eighteen-Month Puttable Compound Interest Notes
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act").